Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 7,826	$ 7,176
Total fair value of plan liabilities	2
Interest and dividend receivable excluded from fair value of pension plan assets	36	35
Accruals for pension administration expense excluded from fair value of pension plan assets	10	10
Sale of investments receivable excluded from fair value of pension plan assets	3	6
Purchase of investments payable excluded from fair value of pension plan assets	5	2
Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	2
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,101	672
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	159	210
Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	98	78
Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	5	(7)
Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	107	115
Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,764	3,405
Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,427	2,506
Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	165	197
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,811	3,547
Total fair value of plan liabilities	0
Level 1 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0
Level 1 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	159	210
Level 1 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	107	115
Level 1 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,545	3,222
Level 1 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,936	2,978
Total fair value of plan liabilities	2
Level 2 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	2
Level 2 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	22	21
Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	98	78
Level 2 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	5	(7)
Level 2 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	219	183
Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,427	2,506
Level 2 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	165	197
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,079	651
Total fair value of plan liabilities	0
Level 3 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0
Level 3 [Member] | Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,079	651
Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Short-term Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Derivative instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and debentures - Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0